Segment Information - Revenue by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 346,938	$ 280,661	$ 656,460	$ 517,278
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	249,486	180,047	450,239	321,244
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	57,901	77,047	117,352	150,963
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 39,551	$ 23,567	$ 88,869	$ 45,071